Steven I. Koszalka Secretary American Funds U.S. Government Money Market Fund 333 South Hope Street Los Angeles, California 90071 (213) 486-9447 Tel siik@capgroup.com

April 20, 2018

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds U.S. Government Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 29 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 31 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”), of American Funds U.S. Government Money Market Fund (the “Registrant”). This registration statement contains amendments to disclosure reflecting:

·	the addition of a new share class — Class ABLE-A — to be offered by the Registrant (the “New Share Class Disclosure”); and

·	the addition of supplemental appendix disclosure (the “New Appendix Disclosure”) regarding sales load variations and sales charge waivers and discount variations by intermediaries that distribute the fund pursuant to guidance (the “Guidance”) issued by the U.S. Securities and Exchange Commission Division of Investment Management (the “Division”) in December 2016 (No. 2016-06) allowing for such disclosure.

As per the Guidance and other applicable requirements under the Securities Act, this filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on July 1, 2018 (the “Effective Date”).

Because the disclosure in this registration statement is substantially identical to the disclosure contained in the Registrant’s most recent filings, we respectfully request that the Staff selectively review only the New Share Class Disclosure and the New Appendix Disclosure. The Registrant’s registration statement was most recently reviewed by the Staff in March 2016 in connection with the re-designation of the Registrant as a U.S. government money market fund. For reference, see the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement under the Securities Act and Amendment No. 19 to the Registration Statement under the 1940 Act, filed by the Registrant pursuant to Rule 485(a) on January 15, 2016 (File Nos. 333-157162 and 811-22277).

All of the funds comprising the American Funds family intend to include the New Appendix Disclosure included in the current filing pursuant to prospectuses effective as of the Effective Date. Additionally, the New Share Class Disclosure is expected to be included as of the Effective Date in the registration statements of six of the series funds of the American Funds Portfolio Series. Normally, this would require each impacted investment company to file an amended registration statement under Rule 485(a). However, because the New Appendix Disclosure and the New Share Class Disclosure will be the same for all impacted investment companies, we intend to request template filing relief under Rule 485(b)(1)(vii) with respect to each of those other investment companies, and, accordingly, to file amended registration statements for those other investment companies on or about the Effective Date.

Please direct any questions to Erik A. Vayntrub, Associate Counsel, at (213) 486-9108.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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